Finance Lease Liabilities	12 Months Ended
Dec. 31, 2023
Finance Lease Liabilities
Finance Lease Liabilities

 Finance Lease Liabilities

On November 17, 2022, Navios Partners took delivery of the Navios Azalea, a 2022-built Capesize vessel of 182,064 dwt, for a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 7%. As of December 31, 2023, the outstanding balance was $38,442 and is repayable in 14 years.

On September 21, 2022, Navios Partners took delivery of the Navios Armonia, a 2022-built Capesize vessel of 182,079 dwt, for a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value discounted by the Company’s incremental borrowing rate of approximately 7% of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period. As of December 31, 2023, the outstanding balance was $38,205 and is repayable in 14 years.

On September 13, 2022, Navios Partners took delivery of the Navios Astra, a 2022-built Capesize vessel of 182,393 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. In December 2021, Navios Partners declared its option to purchase the vessel at the end of the tenth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $42,781, based on the net present value of the remaining charter-in payments including the purchase obligation to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 7%. As of December 31, 2023, the outstanding balance was $39,620 and is repayable in nine years.

On March 29, 2023, Navios Partners took delivery of the Navios Altair, a 2023-built Capesize vessel of 182,115 dwt under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6.5%. As of December 31, 2023, the outstanding balance was $40,099 and is repayable in 15 years.

On April 27, 2023, Navios Partners took delivery of the Navios Sakura, a 2023-built Capesize vessel of 182,169 dwt, under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting at the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 5.5%. As of December 31, 2023, the outstanding balance was $44,786 and is repayable in 15 years.

On June 21, 2023, Navios Partners took delivery of the Navios Amethyst, a 2023-built Capesize vessel of 182,212 dwt, under a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the agreement is a finance lease. Consequently, the Company has recognized a finance lease liability based on the net present value of the charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 5.4%. As of December 31, 2023, the outstanding balance was $59,066 and is repayable in 15 years.

In August 2023, Navios Partners agreed to acquire from an unrelated third party the Navios Horizon I, a 2019-built Kamsarmax vessel of 81,692 dwt, which was previously chartered-in and accounted for as a right-of-use asset under operating lease (See Note 20 - Leases). In accordance with the provisions of ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as finance lease, as of the effective date of the modification. Following the reassessment performed, the Company recognized a right-of-use asset at $27,561, being an amount equal to the finance lease liability. In October 2023, the Company acquired the Navios Horizon I and repaid in full the outstanding balance of the finance lease liability as of that date.

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, Navios Partners upon reassessing the classification of the following leases in accordance with the criteria in ASC 842 Leases, recognized the following finance lease liabilities:

On July 29, 2022, Navios Partners took delivery of the Navios Magellan II, a 2020-built Kamsarmax vessel of 82,037 dwt, for a remaining eight-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $19,385 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2023, the outstanding balance was $17,861 and is repayable in seven years.

On July 29, 2022, Navios Partners took delivery of the Navios Galaxy II, a 2020-built Kamsarmax vessel of 81,789 dwt, for a remaining eight-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,702 based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6% As of December 31, 2023, the outstanding balance was $15,899 and is repayable in seven years.

On July 29, 2022, Navios Partners took delivery of the Navios Uranus, a 2019-built Kamsarmax vessel of 81,821 dwt, for a remaining seven-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Company has recognized a finance lease liability amounting to $17,607, based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the Company’s incremental borrowing rate of approximately 6%. As of December 31, 2023, the outstanding balance was $15,828 and is repayable in six years.